UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

WENDY SIMS

BMC FUND, INC.

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2020

Date of reporting period: October 31, 2020

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

Year Ended October 31, 2020

BMC FUND, INC.

BMC FUND, INC.

LETTER TO SHAREHOLDERS –

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Year Ended October 31, 2020

TO OUR SHAREHOLDERS: MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

BMC Fund, Inc. (the “Fund”) was broadly unchanged for the fiscal year, declining 0.4% for the trailing twelve months ending October 31, 2020. Despite finishing the year about where we started, the journey was a bumpy one as markets oscillated violently in response to the global pandemic’s economic impact and optimism around vaccine trial data.

During the first half of the fiscal year, investor sentiment shifted from extreme giddiness to maximum pessimism in a matter of weeks. Despite the portfolio's defensive positioning, large overweight’s in credit, energy, and financial stocks weighed on performance. However, the spike in volatility provided ample opportunity to reposition for the recovery. As a result, portfolio activity was much higher than usual. We were active buyers of stock as panic selling accelerated through March. We also increased our exposure to emerging market equities and funded a large capital call for a well-timed distressed credit investment.

After frantically putting capital to work to take advantage of bargain prices not seen in years, we were net sellers of securities as prices rallied throughout the second half of the fiscal year. As a result, our risk exposure came down across the board, given the unprecedented gap between asset prices and fundamentals.

A frothy market doesn’t mean investors should avoid equity markets altogether. It just means that they need to identify and allocate to the pockets of value within the market where the odds are tilted in their favor. Even amidst a wildly overvalued market, compelling investment opportunities remain.

The gap between the “haves” and the “have nots” has never before been so wide. The “haves” have gained as investors embraced momentum in a few stocks best positioned to prosper through the pandemic, regardless of price. The “have nots” have been left in the dust. The result: a market made up of businesses trading at extraordinary rich valuations at the same time many others trade at historically low prices. Naturally, we favor the latter and this is where we are focused. Opportunity arises from adversity.

Shortly after fiscal year-end, the first word of an effective vaccine sent the world’s cheapest stocks surging the most on record relative to their faster-growing peers. Investors rotated out of expensive COVID beneficiaries and into depressed value stocks poised to gain from a COVID recovery. Given the magnitude of their underperformance and the scale of the discount at which value stocks are trading, we think November’s initial surge was just a hint of what’s to come. It’s not difficult to imagine future financial historians looking back and declaring that the release of vaccine trial data marked the start of the great value rally of the 2020s.

We think GMO’s Jeremy Grantham said it best. “As the opportunities to add value increase so does the personal risk, the career risk and the business risk, until finally there will be incredible opportunities to make money that no one will dare to take advantage of.” We plan to be one of the few remaining to do just that.

BMC FUND, INC.

LETTER TO SHAREHOLDERS –

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Year Ended October 31, 2020

During the year ended October 31, 2020, the Company paid the following dividends per share:

December 10, 2019 to shareholders of record November 25, 2019	$.25
March 10, 2020 to shareholders of record February 25, 2020	.25
June 10, 2020 to shareholders of record May 25, 2020	.25
September 10, 2020 to shareholders of record August 25, 2020	.25

Total	$1.00

The Company paid a dividend of $0.25 per share on December 10, 2020 to shareholders of record November 25, 2020.

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at October 31, 2020 with a total market value of $94,752,565.

M. Hunt Broyhill
Chairman and President

BMC FUND, INC.

LETTER TO SHAREHOLDERS –

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND

SECTOR DIVERSIFICATION

Year Ended October 31, 2020

BMC FUND, INC.

SUPPLEMENTAL INFORMATION

Year Ended October 31, 2020

SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of BMC Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and open written option contracts, of the BMC Fund, Inc. (the “Fund”), as of October 31, 2020 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the ten years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We have conducted our audits in accordance with the standards of the PCAOB. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of October 31, 2020, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ Dixon Hughes Goodman LLP

We have served as the Fund’s auditor since 2001.

Charlotte, North Carolina

December 15, 2020

DHG is registered in the U.S. Patent and Trademark Office to Dixon Hughes Goodman LLP.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS
October 31, 2020

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets
FIXED INCOME:
CORPORATE BONDS:
BRINKER INTL INC		3.875%	5/15/2023	100,000	99,164	97,250
INGLES MKTS INC		5.750%	6/15/2023	112,000	82,197	82,615
VOYA FINANCIAL INC		5.650%	5/15/2053	150,000	150,000	154,689
LINCOLN NATL CORP IND		4.997%	5/17/2066	125,000	94,807	88,750
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,736	489,310
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	500,000	500,000	395,220
WISCONSIN ENERGY		4.728%	5/15/2067	250,000	241,404	203,310
TRANSCANADA PIPELINES LTD		6.350%	5/15/2067	250,000	198,860	168,750
JP MORGAN CHASE CAP XXIII	[5]	3.700%	5/15/2077	250,000	232,894	190,803
BUCKEYE PARTNERS LP		6.375%	1/22/2078	450,000	336,820	288,000
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,615,505	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	530,228	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,345,057	-
				9,273,000	5,989,672	2,158,697	2.21%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	87,498	100,405
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	1,002,689	1,204,464
				1,300,000	1,090,187	1,304,869	1.33%

TOTAL INVESTMENTS IN FIXED INCOME				$10,573,000	$7,079,859	$3,463,566	3.54%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2020

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets
MUTUAL FUNDS:
BOND MUTUAL FUNDS:
FPA NEW INCOME INC COM	10,000.00	100,000	100,000
DOUBLELINE TOTAL RETURN BOND I	129,763.65	1,439,365	1,384,578
INVESCO TAXABLE MUNICIPAL BOND ETF	5,000.00	131,563	162,750
ISHARES SHORT-TERM CORPORATE BOND ETF	10,000.00	488,055	548,900
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,508,653
TOTAL BOND MUTUAL FUNDS		3,658,983	3,704,881	3.79%

STOCK MUTUAL FUNDS:
ENERGY
Energy
MFC SELECT SECTOR SPDR TR	10,000.00	290,350	287,200
		290,350	287,200	0.29%

TOTAL ENERGY		290,350	287,200	0.29%

INTERNATIONAL EQUITIES
Diversified Emerging Markets
PZENA EMERGING MARKETS VALUE FUND INST	47,531.27	500,000	418,275
		500,000	418,275	0.43%

TOTAL INTERNATIONAL EQUITIES		500,000	418,275	0.43%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	543,421	0.05%

Diversified Emerging Markets
VANGUARD EMERGING MARKETS SEL STK INV SHRS	22,255.64	500,000	493,630	0.05%

Large Cap Blend
COOK & BYNUM FUND	65,145.23	1,000,000	707,477	0.72%

Mid Cap Blend
AKRE FOCUS FUND INSTL	5,590.87	128,758	271,940	0.28%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2020

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets
MUTUAL FUNDS:
Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,542,060	1.58%

Precious Metals
ISHARES SILVER TRUST	[3]	23,802.00	399,993	523,406
SPDR GOLD SHARES	[3]	5,000.00	486,825	881,000
VANECK VECTORS GOLD MINERS		10,832.00	277,635	406,092
			1,164,453	1,810,498	1.85%

Utilities
UTIL SELECT SECTOR SPDR ET		11,000.00	357,288	686,180	0.70%

TOTAL SPECIALTY FUNDS			5,098,694	6,055,206	6.19%

TOTAL STOCK MUTUAL FUNDS			5,889,044	6,760,681	6.91%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$9,548,027	$10,465,562	10.69%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2020

			Market	Percent of
Company Name		Cost	Value	Net Assets
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP CL B	[2,3]	3,000,000	7,164,542
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	2,464,593
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	500,000	2,001,572
INFINITY PREMIER FUND, LP	[2,3]	1,500,000	2,521,830
LITESPEED PARTNERS, LP	[2,3]	664,400	1,251,235
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	45,165
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	[2,3]	3,496,363	3,808,643
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	4,608	51,067
OLD WELL EMERGING MARKETS FUND	[2,3]	1,000,000	1,154,316
PRIVET FUND LP	[2,3]	1,000,000	1,212,966
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	232,361
SJC ONSHORE DIRECT LENDING FUND IV - 5 YEAR, L.P.	[2,3]	1,027,632	1,023,334
STARK INVESTMENTS LP	[2,3]	22,609	60,235
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,019,454	1,435,826
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	1,300,000	1,336,509
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A34	[2,3]	50,000	45,819
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A35	[2,3]	50,000	44,189
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A36	[2,3]	50,000	44,478
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A37	[2,3]	50,000	44,236
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A45	[2,3]	250,000	231,407
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A46	[2,3]	250,000	238,707
TOTAL LIMITED PARTNERSHIPS		18,085,756	26,413,030	26.99%

TOTAL OTHER INVESTMENTS		$18,085,756	$26,413,030	26.99%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2020

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	9,000.00	AT&T CORP COM		262,690	243,180
	4,500.00	BCE INC COM		191,785	180,990
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	42,120
	10,000.00	TELEFONICA BRASIL S.A.		144,120	73,600
	6,691.00	TELEFONICA S A SPONSORED ADR		110,736	22,214
	6,500.00	VODAFONE GROUP		169,802	87,815
				907,037	649,919	0.66%

Media and Entertainment	1,151.00	ALPHABET INC CAP STK CL C		705,823	1,865,783
	350.00	BAIDU INC SPON ADR REP A		61,300	46,567
	1,000.00	FACEBOOK INC CL A		167,330	263,110
	250.00	GRAHAM HOLDINGS CO COM CL B		102,330	95,085
	3,750.00	TWITTER INC COM		113,707	155,100
				1,150,490	2,425,645	2.48%

TOTAL COMMUNICATION SERVICES				2,057,527	3,075,564	3.14%

CONSUMER DISCRETIONARY
Consumer Discretionary	500.00	WHIRLPOOL CORP COM		55,842	92,480
				55,842	92,480	0.09%

Consumer Services	112.00	BOOKING HOLDINGS INC COM		141,344	181,720
				141,344	181,720	0.19%

Hotels, Restaurants & Leisure	1,000.00	CEDAR FAIR, LP COM		25,108	26,010
	1,000.00	SIX FLAGS ENTMT CORP N COM		19,613	21,620
	3,500.00	STARBUCKS CORPORATION		212,974	304,360
				257,695	351,990	0.36%

Media & Entertainment	2,500.00	THE WALT DISNEY COMPANY		278,660	303,125
				278,660	303,125	0.31%

Retailing	5,000.00	QURATE RETAIL INC COM SER		51,275	33,850
				51,275	33,850	0.03%

Specialty Retail	1,500.00	FIVE BELOW INC COM		81,551	200,010
	500.00	GENUINE PARTS CO COM		47,272	45,215
	5,000.00	IAA, INC.		151,628	282,950
	500.00	ULTA BEAUTY INC COM		64,330	103,385
				344,781	631,560	0.65%

TOTAL CONSUMER DISCRETIONARY				1,129,597	1,594,725	1.63%

CONSUMER STAPLES
Discount Stores	1,250.00	DOLLAR GEN CORP COM		88,382	260,888
	10,000.00	DOLLAR TREE INC COM	[3]	786,251	903,200
				874,633	1,164,088	1.19%

Food & Staples Retailing	2,500.00	KROGER CO COM		78,875	80,525
	3,750.00	SYSCO CORP COM		162,433	207,413
	500.00	WAL-MART STORES INC COM		58,775	69,375
				300,083	357,313	0.37%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2020

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:
Food, Beverage & Tobacco	48,000.00	ALTRIA GROUP INC COM	2,056,635	1,731,840
	150,000.00	AMBEV SA SPONSORED ADR	323,510	321,000
	16,000.00	ANHEUSER-BUSCH INBEV SA/NV	1,089,597	830,560
	2,000.00	COCA COLA CO COM	95,569	96,120
	500.00	COCA COLA FEMSA S A B SPON	19,675	18,945
	1,500.00	CONSTELLATION BRANDS CL A	136,079	247,845
	500.00	FOMENTO ECONOMICO MEXI SPO	27,402	26,885
	500.00	GENERAL MILLS INC COM	20,240	29,560
	6,500.00	PHILIP MORRIS INTL COM	421,655	461,630
			4,190,362	3,764,385	3.85%

Household & Personal Products	1,500.00	KIMBERLY CLARK CORP COM	200,992	198,885
	275.00	PROCTER & GAMBLE CO COM	18,418	37,702
			219,410	236,587	0.24%

TOTAL CONSUMER STAPLES			5,584,488	5,522,373	5.64%

ENERGY
Energy	2,500.00	BP PLC SPONSORED ADR	98,185	38,700
	2,800.00	CHEVRON CORP	296,043	194,600
	5,404.00	EXXON MOBIL CORP COM	319,463	176,278
	5,800.00	OCCIDENTAL PETROLEUM COM	423,411	52,954
	5,000.00	PHILLIPS 66 COM	534,807	233,300
	3,000.00	ROYAL DUTCH SHELL ADR A	195,460	76,650
	2,000.00	ROYAL DUTCH SHELL ADR B	91,109	48,300
	3,000.00	SUNCOR ENERGY INC COM	95,203	33,870
	9,000.00	SUNOCO INC COM	215,850	226,530
	8,000.00	VALERO ENERGY CORP COM STK	586,371	308,880
			2,855,902	1,390,062	1.42%

Natural Resources	3,500.00	OASIS MIDSTREAM PARTNERS COM	64,813	25,095	0.03%

Pipelines	3,500.00	CNX MIDSTREAM PARTNERS COM	50,120	29,876
	3,500.00	DELEK LOGISTICS PARTNERS LP	103,142	92,820
	11,999.00	ENBRIDGE INC	390,852	330,692
	12,800.00	ENERGY TRANSFER PARTNERS LP	234,907	65,920
	10,000.00	ENTERPRISE PRODUCTS PARTNERS LP	289,870	165,700
	2,000.00	GASLOG PARTNERS LP UNIT LT	49,779	6,420
	8,000.00	GOLAR LNG PARTNERS LP	140,814	16,560
	5,000.00	GREEN PLAINS PARTNERS COM	102,799	38,750
	3,000.00	HOLLY ENERGY PARTNERS	86,820	34,380
	2,000.00	KNOT OFFSHORE PARTNERS COM	41,752	25,960
	2,000.00	MAGELLAN MIDSTREAM PARTNERS, LP	120,307	71,080
	3,500.00	MPLX LP COM UNIT REP LTD	110,582	60,235
	7,500.00	USA COMPRESSION PARTNERS COM	125,969	75,075
			1,847,713	1,013,468	1.04%

TOTAL ENERGY			4,768,428	2,428,625	2.48%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2020

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:

FINANCIALS
Banks	5,000.00	BANK OF AMERICA CORP COM		96,603	118,500
	3,000.00	PACWEST BANCORP DEL COM		148,845	57,720
	7,500.00	TRUIST FINANCIAL CORP COM		303,297	315,900
				548,745	492,120	0.50%

Diversified Financials	3,500.00	ALLIANCE BERNSTEIN HLDG UN		76,525	101,710
	2,500.00	ANNALY CAP MGMT INC COM		41,062	17,725
	3,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	387,075	706,650
	23,000.00	BLACKSTONE GROUP LP COM		710,384	1,159,660
	13,000.00	BLACKSTONE MTG TR INC COM		415,992	282,100
	13,075.00	CAPITALA FINANCE CORP COM		158,745	113,622
	8,000.00	CARLYLE GROUP LP COM		194,150	199,360
	800.00	CME GROUP		129,728	120,576
	5,000.00	COMPASS DIVERSIFIED HOLDINGS		68,434	86,450
	15,390.42	GOLUB CAPITAL BDC INC COM		226,471	195,612
	1,000.00	INTERNCONTINENTAL EXCHANGE COM		74,845	94,400
	500.00	MORGAN STANLEY COM NEW		20,928	24,075
	5,000.00	NEW YORK MTG TR INC COM PA		35,055	12,700
	150.00	QURATE RETAIL INC NT CAL 3		-	14,673
	12,700.00	STARWOOD PPTY TR INC COM		280,188	177,419
				2,819,582	3,306,732	3.38%

Insurance	1,500.00	AON PLC SHS CL A		121,687	276,015
	5,000.00	OLD REP INTL CORP COM		84,276	81,400
	2,000.00	PRUDENTIAL FINL INC COM		126,450	128,040
	2,500.00	TRAVELERS COMPANIES COM		203,356	301,775
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	166,400
				684,584	953,630	0.97%

TOTAL FINANCIALS				4,052,911	4,752,482	4.86%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2020

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:

HEALTH CARE
Health Care Equipment & Services	3,000.00	DAVITA HEALTHCARE PART COM	[3]	196,152	258,750
	7,000.00	HOLOGIC INC COM	[3]	319,008	481,740
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	420,439	709,184
	5,500.00	MCKESSON CORP COM		718,504	811,195
	4,000.00	QUEST DIAGNOSTICS INC COM		284,804	488,560
	600.00	STRYKER CORP		112,156	121,206
				2,051,063	2,870,635	2.93%

Pharmaceuticals & Biotechnology	3,500.00	ABBVIE INC		310,988	297,850
	1,000.00	AMGEN INC COM		222,683	216,940
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	501,600
	25,000.00	BAYER A G SPONSORED ADR		418,325	293,250
	1,500.00	BRISTOL MYERS SQUIBB CO CO		86,655	87,675
	2,592.00	ELI LILLY & CO COM		114,185	338,152
	3,500.00	GILEAD SCIENCES INC COM		259,707	203,525
	500.00	IQVIA HOLDINGS INC COM		49,545	76,995
	1,500.00	MERCK & CO INC COM		111,598	112,815
	500.00	PFIZER INC COM		12,068	17,740
	1,000.00	SEATTLE GENETICS INC COM		49,131	166,800
				1,870,416	2,313,342	2.36%

TOTAL HEALTH CARE				3,921,479	5,183,977	5.30%

INDUSTRIALS
Capital Goods	1,500.00	3M COMPANY		222,931	239,940
	4,000.00	ABB LTD SPONSORED ADR	[3]	100,795	97,160
	1,500.00	STURM RUGER & CO INC COM		109,373	100,290
				433,099	437,390	0.45%

Commercial Services & Supplies	500.00	WASTE MGMT INC DEL COM		17,412	53,955
				17,412	53,955	0.06%

Transportation	6,000.00	FORTRESS TRANS INFRST COM		95,790	94,440
	5,000.00	USD PARTNERS LP COM UT REP		56,643	14,800
				152,433	109,240	0.11%

Transportation Infrastructure	7,500.00	GRUPO AEROPORTUARIO DE SPO		230,257	271,350
	2,500.00	GRUPO AEROPORTUARIO DE SPO		271,470	288,375
	1,000.00	GRUPO AEROPUERTO DEL P SPO		64,309	83,180
				566,036	642,905	0.66%

TOTAL INDUSTRIALS				1,168,980	1,243,490	1.27%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2020

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:

INFORMATION TECHNOLOGY
Hardware & Equipment	7,200.00	CISCO SYSTEMS INC		284,675	258,480
	9,500.00	CORNING INC COM		215,855	303,715
				500,530	562,195	0.57%

Software & Services	1,500.00	CITRIX SYS INC COM		164,058	169,905
	1,250.00	MICROSOFT CORP COM		122,462	253,087
	3,000.00	ORACLE CORP COM		90,340	168,330
				376,860	591,322	0.60%

Technology Hardware & Equipment	12,000.00	APPLE INC COM		411,814	1,306,320
	7,500.00	COMMSCOPE HLDG CO INC COM	[3]	200,567	66,750
	2,500.00	INTEL CORP COM		123,037	110,700
	1,000.00	NETAPP INC COM		41,930	43,890
	2,700.00	SEAGATE TECHNOLOGY SHS		108,598	129,114
				885,946	1,656,774	1.69%

TOTAL INFORMATION TECHNOLOGY				1,763,336	2,810,291	2.87%

MATERIALS	3,000.00	CHEMOURS CO COM		48,440	60,420
	2,026.00	DOW CHEM CO COM		74,429	92,163
	526.00	DU PONT E I DE NEMOURS COM		48,574	29,919
	500.00	ECOLAB INC COM		52,645	91,795
	2,400.00	F M C CORP COM		192,996	246,576
	1,500.00	LYONDELLBASELL INDUSTR SHS		116,198	102,675
	500.00	MITSUI & CO LTD SPONSORED		182,130	157,890
TOTAL MATERIALS				715,412	781,438	0.80%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2020

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

REAL ESTATE
Real Estate	4,500.00	BROADMARK RLTY CAP INC COM	50,675	44,865
	5,000.00	BROOKFIELD PPTY REIT I CL	61,724	73,750
	3,000.00	CYRUSONE INC COM	195,359	213,150
	2,000.00	DIGITAL RLTY TR INC COM	221,501	288,600
	12,000.00	EASTERLY GOVT PPTYS COM	214,136	250,800
	30,000.00	EQUITY COMWLTH COM SH BEN	900,866	792,600
	3,500.00	GEO GROUP INC COM	83,062	31,010
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	418,500
	6,500.00	IRON MTN INC NEW COM	209,420	169,390
	3,000.00	JERNIGAN CAP INC COM	58,819	51,870
	4,000.00	LTC PPTYS TR INC COM R	159,295	132,040
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	267,300
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	57,620
	6,000.00	PHYSICIANS RLTY TR COM	112,435	101,160
	3,000.00	TANGER FACTORY OUTLET COM	57,315	18,570
	3,000.00	VENTAS INC COM	195,931	118,410
	500.00	W P CAREY & CO LLC COM	31,927	31,305
			2,951,696	3,060,940	3.13%

REIT	500.00	PROLOGIS TR SH BEN INT	41,266	49,600
			41,266	49,600	0.05%

TOTAL REAL ESTATE			2,992,962	3,110,540	3.18%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	37,345
	166.00	BROOKFIELD INFRASTRUCT SB VTG SHS A	-	9,042
	1,500.00	BROOKFIELD INFRASTRUCTURE	67,167	64,350
	6,500.00	DOMINION RES INC VA COM	330,756	522,210
	6,387.00	DUKE ENERGY CORP COM	514,153	588,307
	1,000.00	ENTERGY CORP NEW COM	69,388	101,220
	5,000.00	SOUTHERN CO COM	209,871	287,250
	2,256.00	WEC ENERGY GROUP INC COM	89,900	226,841
TOTAL UTILITIES			1,300,394	1,836,565	1.88%

RIGHTS ATTACHED TO COMMON STOCKS
	725.00	OCCIDENTAL PETROLEUM CORP COM	-	6,619
			-	6,619	0.01%

TOTAL INVESTMENTS IN COMMON STOCKS			$29,455,514	$32,346,689	33.05%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2020

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
SPDR GOLD TRUS CALL OPTION, $185 EXP 12/31/20	[3]	100.00	$26,206	$30,500
			26,206	30,500	0.03%

PUT OPTIONS:
INVESCO QQQ TR PUT OPTION, $275 EXP 12/18/20	[3]	50.00	$89,277	$83,550
SPDR S&P500 TR PUT OPTION, $330 EXP 12/18/20	[3]	100.00	$158,204	$169,400
			247,481	252,950	0.26%

TOTAL INVESTMENTS IN OPTIONS			$273,687	$283,450	0.29%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2020

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets
PREFERRED STOCKS:
BAC CAP TR XIV FLOATING RATE	[4,5]	5.630%	N/A	200,000.00	$179,500	$192,908
CAPITAL ONE FINANCIAL CORP FIXED-FLOATING	[4,5]	5.550%	N/A	100,000.00	83,034	90,421
CITIGROUP INC FIXED-FLOATING	[4,5]	5.950%	N/A	350,000.00	341,347	343,943
COMPASS DIVERSIFIED HOLDINGS PFD	[4,5]	7.250%	N/A	7,500.00	174,029	165,000
COMPASS DIVERSIFIED HOLDINGS	[4,5]	7.880%	N/A	9,000.00	208,121	214,380
GENERAL ELECTRIC CO PERP PFD SER B FIXED-FLOATING	[4,5]	4.100%	N/A	250,000.00	250,000	177,500
GENERAL MOTORS FINANCIAL CO INC-FLOATING	[4,5]	5.750%	N/A	100,000.00	91,000	97,634
GOLDMAN SACHS CAP II FIXED-FLOATING	[4,5]	4.000%	N/A	250,000.00	229,997	234,753
JP MORGAN CHASE& CO FIXED-FLOATING	[4,5]	5.000%	N/A	150,000.00	149,992	139,509
JP MORGAN CHASE& CO PFD	[4,5]	4.625%	N/A	150,000.00	148,409	146,250
MELLON CAP IV PFD CAP FIXED-FLOATING	[4,5]	6.244%	N/A	350,000.00	315,746	345,625
NEW YORK MTG TR INC PFD	[4]	7.750%	N/A	2,000.00	49,337	39,080
PNC FINANCIAL SERVICES GROUP INC-FLOATING	[4,5]	4.850%	N/A	250,000.00	257,440	251,875
SUNTRUST BANKS INC-FLOATING	[4,5]	5.050%	N/A	250,000.00	258,750	244,900
WACHOVIA CAP TRUST III FIXED-FLOATING	[4,5]	5.569%	N/A	1,450,000.00	1,437,500	1,451,740

TOTAL INVESTMENTS IN PREFERRED STOCKS					$4,174,202	$4,135,518	4.23%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded)
October 31, 2020

			Market	Percent of
	Company Name	Cost	Value	Net Assets
Short-term Investments	MFB NI Treasury Money Market Fund	$17,644,750	$17,644,750	18.03%

TOTAL INVESTMENTS - MARKET VALUE			94,752,565	96.81%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			3,122,841	3.19%

TOTAL NET ASSETS			$97,875,406	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

4Perpetual security. Maturity date is not applicable.

5Variable rate security. The rate shown is the coupon as of the end of the reporting period.

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
October 31, 2020

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
APPLE INC CALL OPTION, $150 EXP 1/15/21	[3]	(15.00)	(5,602)	(900)
AT&T INC CALL OPTION, $33 EXP 3/19/21	[3]	(30.00)	(1,791)	(450)
BROOKFIELD PPT CALL OPTION, $15 EXP 2/19/21	[3]	(50.00)	(1,423)	(2,500)
COCA-COLA CO CALL OPTION, $52.50 EXP 2/19/21	[3]	(10.00)	(1,025)	(1,040)
COCA-COLA CO CALL OPTION, $52.50 EXP 5/21/21	[3]	(10.00)	(1,477)	(1,800)
DUKE ENERGY CO CALL OPTION, $100 EXP 4/16/21	[3]	(30.00)	(7,454)	(7,800)
ENBRIDGE INC CALL OPTION, $35 EXP 11/20/20	[3]	(30.00)	(3,854)	(120)
EXXON MOBIL CP CALL OPTION, $40 EXP 1/15/21	[3]	(30.00)	(3,224)	(1,620)
LYONDELLBASELL IND CALL OPTION, $85 EXP 12/18/20	[3]	(15.00)	(5,722)	(675)
PRUDENTIAL FIN CALL OPTION, $70 EXP 12/18/20	[3]	(20.00)	(4,049)	(3,200)
VALERO ENERGY CALL OPTION, $65 EXP 12/18/20	[3]	(40.00)	(5,538)	(200)
TOTAL CALL OPTIONS - LIABILITIES			(41,159)	(20,305)	-0.02%

PUT OPTIONS:
AMERICAN TOWER PUT OPTION, $195 EXP 1/15/21	[3]	(10.00)	(4,984)	(4,000)
APPLE INC PUT OPTION, $90 EXP 3/19/21	[3]	(20.00)	(9,169)	(8,040)
BERKSHIRE HATHAWAY PUT OPTION, $155 EXP 12/18/20	[3]	(35.00)	(33,370)	(2,555)
BOEING COMPANY PUT OPTION, $80 EXP 12/18/20	[3]	(25.00)	(34,461)	(525)
BOEING COMPANY PUT OPTION, $90 EXP 12/18/20	[3]	(50.00)	(108,371)	(3,250)
CYRUSONE INC PUT OPTION, $70 EXP 12/18/20	[3]	(30.00)	(6,261)	(10,200)
GENUINE PARTS PUT OPTION, $82 EXP 1/15/21	[3]	(15.00)	(4,477)	(3,900)
INVESCO QQQ TR PUT OPTION, $150 EXP 12/18/20	[3]	(40.00)	(35,538)	(1,000)
INVESCO QQQ TR PUT OPTION, $240 EXP 12/18/20	[3]	(50.00)	(42,422)	(26,600)
NEXTERA ENERGY PUT OPTION, $250 EXP 12/18/20	[3]	(15.00)	(13,477)	(3,075)
PFIZER INC PUT OPTION, $31 EXP 3/19/21	[3]	(25.00)	(3,462)	(1,900)
PRICE T ROWE PUT OPTION, $110 EXP 12/18/20	[3]	(20.00)	(4,769)	(4,200)
PRUDENTIAL FIN PUT OPTION, $55 EXP 1/15/21	[3]	(20.00)	(5,569)	(4,600)
SOLAREDGE TECH PUT OPTION, $200 EXP 3/19/21	[3]	(10.00)	(18,284)	(20,700)
SPDR S&P500 TR PUT OPTION, $290 EXP 12/18/20	[3]	(100.00)	(69,795)	(56,900)
VANECK VECTORS PUT OPTION, $30 EXP 12/18/20	[3]	(20.00)	(1,194)	(640)
VISA INC PUT OPTION, $185 EXP 12/18/20	[3]	(15.00)	(6,730)	(17,775)
WAL-MART STORE PUT OPTION, $120 EXP 1/15/21	[3]	(10.00)	(4,135)	(2,070)
TOTAL PUT OPTIONS - LIABILITIES			(406,468)	(171,930)	-0.18%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(447,627)	$(192,235)	-0.20%

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2020

ASSETS AT MARKET VALUE:
Investment securities (cost - $86,261,795)	$94,752,565
Cash	3,349,845
Receivables, accrued interest and dividends	107,396
Other assets	24,482

Total assets	98,234,288

LIABILITIES:
Call and put options written, at fair value (premiums received $447,627)	192,235
Accounts payable and accrued expenses	11,114
Payable to broker	82,153
Payable to custodian	3,669
Accounts payable to affiliates	69,711

Total liabilities	358,882

NET ASSETS AT OCTOBER 31, 2020 - EQUIVALENT TO $19.51 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$97,875,406

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming an investment company	59,707,630
Undistributed net investment income	209,151
Realized loss on investments sold and foreign currency transactions	(648,656)
Undistributed nontaxable gain	5,194,714
Net unrealized appreciation of investments and call and put options written	8,746,162

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$97,875,406

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS
Year Ended October 31, 2020

INVESTMENT INCOME:
Income:
Interest - fixed income	$407,393
Dividend income (net of $28,072 foreign tax)	1,932,893

Total income	2,340,286

Expenses:
Legal and professional fees	89,204
Directors' fees (Note 7)	68,000
Investment expense	163,246
Salaries and related expenses	622,340
Property and liability insurance	48,385
Depreciation expense	2,238
Rent	48,846
Office expense and supplies	45,191
Dues and subscriptions	34,102
Travel and entertainment	5,314

Total expenses	1,126,866

Investment income, net	1,213,420

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss from investments sold and foreign currency transactions	(1,493,730)
Realized gain from expiration or closing of options contracts written	845,074
Change in unrealized appreciation of investments and call and put options for the year	(2,150,884)

Net loss on investments	(2,799,540)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,586,120)

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Years Ended October 31, 2020 and 2019

	2020	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,213,420	$1,694,126
Net realized gains (losses) from investment securities sold, options and foreign currency transactions	(648,656)	695,056
Change in unrealized appreciation of investments and call and put options written for the year	(2,150,884)	4,480,966

Net increase (decrease) in net assets resulting from operations	(1,586,120)	6,870,148

Distributions to shareholders from:
Net realized losses on investment securities, options and foreign currency transactions	(222,989)	(406,004)
Net investment income	(1,384,888)	(1,604,400)
Retained earnings prior to becoming an investment company	(3,325,404)	(2,922,877)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,519,401)	1,936,867

NET ASSETS AT BEGINNING OF PERIOD	104,394,807	102,457,940

NET ASSETS AT END OF PERIOD (Including undistributed net investment income: (2020 - $209,151, 2019 - $380,619)	$97,875,406	$104,394,807

See accompanying notes to financial statements.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Year Ended October 31, 2020 Years Ended October 31, 2019, 2018, 2017, 2016, 2015, 2014, 2013, 2012 and 2011

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for year ended October 31, 2020 and the years ended October 31, 2019, 2018, 2017, 2016, 2015, 2014, 2013, 2012 and 2011. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING PERFORMANCE	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011

Net asset value, beginning of period	$21.16	$20.77	$21.42	$20.83	$21.22	$22.62	$22.57	$22.58	$22.11	$21.41
Net investment income	0.25	0.34	0.27	0.27	0.22	0.35	0.42	0.46	0.35	0.49
Net gains (losses) on investments	(0.57)	1.05	0.08	1.32	0.39	(0.73)	0.63	0.60	1.18	0.21
Total from investment operations	(0.32)	1.39	0.35	1.59	0.61	(0.38)	1.05	1.06	1.53	0.70
Less distributions:
Dividends from net investment income	0.05	0.33	0.32	0.20	0.23	0.36	0.44	0.47	0.56	0.27
Distributions from capital gains	0.28	0.08	0.37	0.35	-	0.44	0.42	0.33	0.48	0.53
Distributions from retained earnings	0.67	0.59	0.31	0.45	0.77	0.22	0.14	0.27	0.02	0.20
Total distributions	1.00	1.00	1.00	1.00	1.00	1.02	1.00	1.07	1.06	1.00
Net asset value, end of period	$19.84	$21.16	$20.77	$21.42	$20.83	$21.22	$22.62	$22.57	$22.58	$21.11

Per share market value, end of period[1]	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.45

TOTAL INVESTMENT RETURN[2]	(1.79)%	7.74%	1.95%	8.83%	3.39%	(2.11)%	5.83%	5.89%	8.50%	3.79%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$97,875	$104,397	$102,458	$105,657	$102,751	$104,684	$111,568	$111,358	$111,379	$109,069
Ratio of expenses to average net assets[3]	1.12%	1.06%	1.01%	1.03%	1.07%	0.98%	0.97%	0.95%	1.01%	0.97%
Ratio of net investment income to
average net assets[3]	1.21%	1.64%	1.28%	1.26%	1.06%	1.59%	1.83%	2.04%	1.57%	2.15%
Portfolio turnover rate	20.22%	12.94%	14.18%	24.07%	15.09%	17.10%	22.02%	33.12%	32.90%	60.41%

1Unaudited - Based on stock trades, which are very limited, during that year.

2Unaudited - Computed as follows: income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

See accompanying notes to financial statements.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2020

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.    Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges or based on inputs other than quoted prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

Pursuant to ASC Topic 820, Fair Value Measurement, the Fund may elect to use net asset value per share or its equivalent (“NAV”) as a practical expedient to measure the Fund’s interest in certain pooled investment companies at fair value, unless it is probable that the investment will be sold at a value different from its NAV. However, in order for the Fund to use this methodology, the investment company must calculate NAV in a manner consistent with the measurement principles established by ASC Topic 820.

B.    Basis of Presentation - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification.

C.    Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

For the year ended October 31, 2020, the Company purchased and sold securities in the amount of $18,764,917 and $19,387,766 (excluding short-term investments and options), respectively.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.    Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E.     Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2016 and thereafter are subject to possible future examinations by tax authorities.

F.    Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.    Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.    Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

I.     Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of October 31, 2020.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$3,463,566	$-	$-	$3,463,566
Bond Mutual Funds	3,704,881	-	-	3,704,881
Stock Mutual Funds	6,760,681	-	-	6,760,681
Common Stocks – Publicly Traded	32,630,139	-	-	32,630,139
Preferred Stocks – Publicly Traded	4,135,518	-	-	4,135,518
Cash and Cash Equivalents	17,644,750	-	-	17,644,750
Limited Partnerships – Measured at NAV (2)	-	-	-	26,413,030
Total Investments	$68,339,535	$-	$-	$94,752,565

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$(20,305)	$-	$-	$(20,305)
Put Options	(171,930)	-	-	(171,930)
Total Call and Put Options – Liabilities	$(192,235)	$-	$-	$(192,235)

(1)	There were no transfers between Level 1, Level 2, and Level 3 during the period.

(2)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

J.     Investments in Limited Partnerships - As of October 31, 2020, the Company was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Company as specified in the respective agreements. Generally, the Company is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 0.5% to 2% annually of net assets and performance incentive allowances or fees ranging from 10% to 20% of net profits earned.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Company's investments in other limited partnerships as of October 31, 2020. The Company's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Investment	Redemptions Notice Period	Redemptions Permitted	Liquidity Restrictions
Limited Partnerships
Elliott Associates, LP	60 days	Jan. 1 or July 1	See below (1) (2)
Graham Institutional Partners, LP	60 days	Annually	See below (3)
Greenlight Masters Qualified, LP	105 days	December 31	See below (4)
Infinity Premier Fund, LP	95 days	Quarterly	See below (5) (6)
Litespeed Partners, LP	45 days	Quarterly	See below (6)
Morrocroft Special Opportunity Fund II, LP	90 days	Quarterly	See below (4) (7)
Mudrick Distressed Opportunity Drawdown Fund II, L.P.	N/A	N/A	See below (8)
Oaktree Enhanced Income Fund II, LP	N/A	N/A	See below (8)
Old Well Emerging Markets Fund, LP	60 days	Quarterly	See below (9)
Privet Fund LP	90 days	Quarterly	See below (10)
Segra Resource Onshore Partners, LP	60 days	Quarterly	See below (11)
SJC Onshore Direct Lending Fund IV – 5 Year, L.P.	N/A	N/A	See below (8)
Stark Investments LP	N/A	N/A	See below (12)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (13)
Walnut Investment Partners, LP Worldwide Opportunity Fund (Cayman), Ltd.	N/A 90 days	N/A June 30 or Dec. 31	See below (14) See below (15)

(1) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. In addition to the 20% withdrawal limitation, a partner may not withdraw more than 25% of the capital in its Class B capital account on any withdrawal date.

(2) There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.

(3) Minimum withdrawal of $500,000 or for all of Limited Partner’s interest in the Partnership, if less. A Limited Partner may not take a partial withdrawal if it would cause the Partnership’s aggregate net asset value to be less than $5,000,000. General Partner may permit a smaller withdrawal or waive the latter requirement

(4) There is a gate provision regarding requests for redemptions, subject to various unspecified terms.

(5) Withdrawals of capital contributed less than 12 months preceding the withdrawal date will be subject to a reduction equal to 3% of the requested withdrawal amount.

(6) There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the aggregate partner capital of the partnership, each limited partner who has submitted a timely request will receive a pro rata portion of the requested withdrawal, and any balance will be considered a timely withdrawal request with respect to the next withdrawal date.

(7) Minimum withdrawal is $100,000, and subsequent withdrawals may only be made in increments of $100,000. Withdrawal maximum limits: up to 1/5 of investment on initial withdrawal date, up to 1/4 of the remainder as of any subsequent withdrawal date, up to 1/3 of the remainder as of any subsequent withdrawal date, up to 1/2 of the remainder as of any subsequent withdrawal date, and up to the remainder as of any subsequent withdrawal date.

(8) Redemptions are not permitted.

(9) Withdrawals of capital contributions may be up to 1/4 of the balance of partner’s capital account.

(10) Redemptions from portions of capital balance attributable to special investments are permitted only in the general partner’s discretion.

(11) There is a gate provision regarding requests for more than 25% of its capital account.

(12) In liquidation.

(13) Redemptions are not permitted. Unless the general partner elects an earlier date, the partnership expires April 17, 2019, which is the seventy-two month anniversary date of the initial closing of April 17, 2013, subject to a discretionary extension by the general partner of up to two consecutive additional one-year periods.

(14) Walnut is in receivership.

(15) Partial redemption may not reduce capital account below the lesser of $100,000 or 1% of the capital accounts of all investors.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Company, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Company is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Company's investments, the above described risks are limited to the Company's investment balances and unfunded commitments to limited partnerships.

On July 26, 2019, FASB issued Accounting Standards Ipdate 2019-07 (“ASU 2019-07”), Codification Updates to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Final Rule Releases No. 33-10532, Disclosure Update and Simplification, and Nos. 33-10231 and 33-10442, Investment Company Reporting Modernization, and Miscellaneous Updates. The purpose of this ASU 2019-07 is to align guidance in various SEC sections of the FASB Accounting Standards Codification (“ASC”) with the requirements of certain already effective SEC final rules. The ASU was effective during the Company’s fiscal year 2020. The adoption of this standard did not have a material impact on the Company’s financial statements.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as October 31, 2020, were as follows:

Gross appreciation (excess of value over tax cost)	$17,776,935
Gross depreciation (excess of tax cost over value)	(9,286,165)
Net unrealized appreciation	$8,490,770
Cost of investments for income tax purposes	$86,261,795

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2020

4.	OPTIONS WRITTEN

As of October 31, 2020, portfolio securities valued at $1,217,980 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the year ended October 31, 2020 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2019	790	$156,371
Options written	2,800	1,167,445
Options terminated in closing purchase transactions	(1,409)	(339,255)
Options expired	(1,436)	(536,934)
Options exercised	0	0
Options outstanding at October 31, 2020	745	$447,627

5.	PLEDGED COLLATERAL

As of October 31, 2020, cash in the amount of $3,366,250 was pledged as collateral for put options sold by the Company.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2019, a distribution of $0.25 per share was paid to shareholders of record on November 25, 2019.

On March 10, 2020 a distribution of $0.25 per share was paid to shareholders of record on February 25, 2020.

On June 10, 2020, a distribution of $0.25 per share was paid to shareholders of record on May 25, 2020.

On September 10, 2020, a distribution of $0.25 per share was paid to shareholders of record on August 25, 2020.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2020

6.	DISTRIBUTIONS TO SHAREHOLDERS (Continued)

The tax character of distributions paid during 2020 and 2019 was as follows:

	2020	2019
Distributions paid from:
Ordinary income	$1,384,888	$1,925,215
Long-term capital gains	222,989	2,434,807
Retained earnings prior to becoming an investment company	3,325,404	573,259
	$4,933,281	$4,933,281

As of October 31, 2020, there was $(213,921) of distributable earnings on a tax basis.

The tax components of distributable earnings are determined in accordance with income tax regulations, which may differ from composition of net assets reported under generally accepted accounting principles. The difference for the period ended October 31, 2020 reflects $209,151 of undistributed net investment income and $(648,656) of realized gains on investments under generally accepted accounting principles.

7.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

8.	RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of BMC Fund, Inc. The expense associated with this related party lease for the year ended October 31, 2020 amounted to $48,846. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Company. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company. The outstanding payable related to these transactions at October 31, 2020 was $69,711.

M. Hunt Broyhill is a director of Capitala Finance Corp., in which the Company is invested.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2020

9.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,726,357 and have been assigned no value at October 31, 2020.

There were no impairment charges during the year. The Company received $9,434 in proceeds during the twelve months ended October 31, 2020, which was treated as a return of capital.

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2020

The directors of the Fund were elected for a one-year term at the 2020 annual meeting of shareholders of the Fund.

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years
James T. Broyhill (93) 1244 Arbor Road Box A410 Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005	Retired; Director of Shepherd Street Equity Fund (1998-2008); Vice President of Old Clemmons School Properties, Inc. (2006-present); President of Old Clemmons School Properties, Inc. (1998-2006); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U. S. Senate (1986); former member, U.S. House of Representatives (1963-1986)	None

M. Hunt Broyhill (56) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman President Vice President	Since 2008 Since 2014 Since 2007 2001-2007	Chairman of the Fund since February 2014; President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)	Capitala Finance Corp. (Feb. 2013-present)

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2020

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years
Paul H. Broyhill (96) 135 Claron Place, SE Lenoir, NC 28645	Director Chairman Emeritus Chief Executive Officer Chairman	Since 1976 Since 2014 2001-2014 1976-2014	Director and Chairman Emeritus; former Chairman (1976-2014) and Chief Executive Officer of the Fund (2001-2014); former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1989-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)	None

W. Charles Campbell (54) 3400 Sharon Road Charlotte, NC 28211	Director	Since 2011	President and Chief Executive Officer of Flagship Capital Partners, LLC, a private investment real estate firm (2005-present); Chief Executive Officer and Co-managing Partner of Flagship Healthcare Properties, LLC, (formerly Brackett Flagship Properties, LLC), a commercial real estate firm (2010-present)	None

Carol Frye (63) 1009 Frosty Lane, NE Lenoir, NC 28645	Director	Since 2019	Retired; former Secretary and Treasurer of the Fund (2001-2018); former Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-2018); former Secretary and Treasurer of Broyhill Investments, Inc. (2000-2018); former Director (2001-2019) and former Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-2018)	None

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2020

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years
Jan E. Gordon (69) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None

J. William Stevens (73) 2659 Club Park Road Winston-Salem, NC 27104	Director	Since 2020	Private Investor	None

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2020

Directors Who Are Not Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years
Kevin P. Boudreau (57) 117 Shannon Court Rocky Mount, NC 27804	Director	Since 2011	Vice President of Tax and Risk Management, Boddie-Noell Enterprises, Inc., a diversified company with interests in restaurant and land-development projects (2005-present)	None

Margaret M. “Peg” Broyhill (77) 1995 Cedar Rock Estates Lenoir, NC 28645	Director	Since 2015	Retired; former Resident Branch Manager (Lenoir, NC office) (1993-2017) and Senior Vice President of Wells Fargo Advisors (1995-2017)	None

R. Donald Farmer (73) 375 River Haven Drive Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Robert G. Fox, Jr. (71) 330 Lams Way Vilas, NC 28692	Director	Since 2008	President of RGF Consulting, Inc., a financial consulting services provider (2010-present); former Chief Banking Officer of NewDominion Bank (2005-2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None

Mark E. Roberts (58) 511 Tarrytown Center Rocky Mount, NC 27804	Director	Since 2014	Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); Chief Investment Officer of Biltmore Family Offices, LLC (May 2013-January 2017); former Director of Global Equities and Hedges Strategies, State of North Carolina Retirement System (2003-2009)	None

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2020

Other Executive Officers

Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years
Danny A. Gilbert (54) 603 Stonecroft Court SE Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2018 Since 2020	Vice President (since February 2018) and Chief Financial Officer of the Fund since January 2020; Chief Compliance Officer of the Fund (June 2017-December 2019); Vice President of Broyhill Family Foundation, Inc. (2019-present); Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2019-present); former Assistant City manager and Finance Director, City of Lenoir, NC (2006-2016)	None

Christopher R. Pavese (44) 6011 Old Providence Road Charlotte, NC 28226	Vice President Chief Investment Officer	Since 2013 Since 2011	Vice President (2013-present) and Chief Investment Officer of the Fund since 2011; Chief Investment Officer of Broyhill Asset Management, LLC since 2008; Portfolio Manager of the Fund (2005-2011)	None

Alan R. Deal (56) 5304 Grace Drive Hickory, NC 28601	Chief Compliance Officer	Since 2020	Chief Compliance Officer of the Fund since January 2020; former Controller, Protect Plus and Imagine One Companies (August 2002-April 2019)	None

Wendy S. Sims (35) 814 Rockhouse Way SE Lenoir, NC 28645	Secretary and Treasurer	Since 2018	Secretary and Treasurer of the Fund since December 2018; Secretary and Treasurer of Broyhill Investments, Inc. (December 2018-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (December 2018-present); Assistant Secretary and Assistant Treasurer of the Fund (August 2018-December 2018); Senior Inventory Fulfillment Specialist, Lowe’s Companies, Inc. (October 2012- March 2018)	None

BMC FUND, INC.

ADDITIONAL INFORMATION (Unaudited)

Year Ended October 31, 2020

Proxy Voting - The policies and procedures that the Company uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Company’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Company files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Company’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

Item. 2. Code of Ethics.

On July 26, 2003, the Board of Directors of the Registrant adopted a Code of Ethics for the principal executive officer and principal financial and accounting officer. The Code was amended by the Board of Directors on February 24, 2007.

(c)-(e) N/A

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the Registrant has determined that R. Donald Farmer, a member of its Audit Committee, is an audit committee financial expert. Mr. Farmer is an independent director of the Registrant.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: $41,000.00 for the fiscal year ended October 31, 2019; $54,000.00 for the fiscal year ended October 31, 2020.

(b) Audit-Related Fees: $1,296.00 for the fiscal year ended October 31, 2019; $1,320.00 for the fiscal year ended October 31, 2020. These fees were incurred for travel-related expenses.

(c) Tax Fees: $8,000.00 for the fiscal year ended October 31, 2019; $8,500.00 for the fiscal year ended October 31, 2020. These fees were incurred for preparation of the tax returns.

(d) All Other Fees: $0.00 for the fiscal year ended October 31, 2019; $2,000.00 for the fiscal year ended October 31, 2020. These fees were incurred for report production and printing.

(e)(1) A copy of the Audit Committee's pre-approval policies and procedures is attached as an exhibit.

(e)(2) One hundred percent of the services described in Items 4(b) through 4(d) were approved in accordance with the Audit Committee Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2020 was attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) N/A

(h) N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors of the Registrant adopted Proxy Voting Policies and Procedures on July 26, 2003 and amended them October 30, 2003, April 5, 2004 and May 26, 2005. A copy as amended is attached as an exhibit.

Item 8. Portfolio Managers of Closed-End Investment Companies.

(a)(1) As of the date of filing of this report, M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

(a)(2) The following tables provide information regarding registered investment companies other than the Registrant, other pooled investment vehicles, and other accounts over which the Registrant’s portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and the total assets in the accounts with respect to which the fees are based on performance. The information is provided as of the Registrant’s fiscal year ended October 31, 2020.

M. Hunt Broyhill

	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	1	13
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed	$0	$183,567	$35,399,437
Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

Christopher R. Pavese

	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	None	109
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	8
Assets Managed	$0	$0	91,500,000
Assets Managed with Performance-Based Advisory Fees	$0	$0	$2,700,000

Material Conflicts of Interest

The Fund recognizes that actual or potential conflicts of interest are inherent in our business. These actual or potential conflicts may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. Certain investments may be appropriate for the Fund and also for other clients advised by the portfolio manager. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Therein lies the possibility that a particular security could be bought or sold for the Fund and also for other clients, along with the possibility that a particular security could be bought or sold for the Fund while the opposite transaction could be occurring for other clients due to their investment strategy.

To the extent that a portfolio manager has responsibilities for managing accounts in addition to the Fund, the portfolio manager will need to divide his time and attention among relevant accounts.

The Fund also recognizes that in some cases, an actual or potential conflict may arise where a portfolio manager may have an incentive, such as a performance-based fee.

On December 13, 2014, the Board of Directors of the Registrant adopted a Conflicts of Interest Policy for Portfolio Managers.

(a)(3)

Compensation Structure of Portfolio Managers

The compensation structure for each portfolio manager is based upon a fixed salary as well as a discretionary bonus determined by the senior management of the Registrant. Salaries are determined by the senior management and are based upon an individual’s position and overall value to the Registrant. Bonuses are also determined by management and are based upon an individual’s overall contribution to the success of the Fund and the profitability of the Registrant. Salaries and bonuses for portfolio managers are not based upon criteria such as performance of the Fund or the value of assets of the Registrant. Portfolio managers also have the opportunity to participate in other employee benefits available to all of the employees of the Registrant.

(a)(4) The dollar range of the Registrant’s equity securities owned beneficially by the Registrant’s portfolio managers as of the Registrant’s fiscal year ended October 31, 2020 is set forth below:

Name of Portfolio Manager	Dollar ($) Range of Registrant’s Shares Beneficially Owned
M. Hunt Broyhill	Over $1,000,000
Christopher R. Pavese	$1-$10,000

(b) N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13. Exhibits.

(a)(1) The Registrant's Code of Ethics is attached as Exhibit 13(a)(1).

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Danny A. Gilbert
Danny A. Gilbert
Vice President and Chief Financial Officer

Date: December 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill
M. Hunt Broyhill
Chairman and President

Date: December 15, 2020

By

/s/ Danny A. Gilbert
Danny A. Gilbert
Vice President and
Chief Financial Officer

Date: December 15, 2020